UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05336

Exact name of registrant as specified in charter:	Prudential Institutional Liquidity Portfolio, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	03/31/2005

Date of reporting period:	12/31/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Prudential Institutional Liquidity Portfolio, Inc.         Institutional Money Market Series

Schedule of Investments as of December 31, 2004 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit 8.3%
	Bank of New York
$ 25,000	2.345%, 1/31/05(b)	$24,993,756
	Bank of Nova Scotia
12,000	2.3575%, 1/31/05(b)	11,999,567
	Wells Fargo Bank NA
72,282	2.35%, 1/27/05	72,282,000

		109,275,323

Certificates of Deposit-Yankee 15.7%
	Bank of Scotland
50,000	2.46%, 3/24/05(b)	49,996,673
	Barclays Bank PLC New York
40,000	2.342%, 1/25/05(b)	39,995,216
	BNP Paribas
3,000	1.25%, 1/27/05	2,999,968
	Credit Agricole Indosuez
45,000	2.315%, 1/11/05(b)	44,994,948
	Landesbank Hessen - Thuringren
58,000	1.40%, 2/2/05	58,000,329
	Toronto Dominion Bank
10,000	3.03%, 12/30/05	10,000,000

		205,987,134

Commercial Paper 16.6%
	Barton Capital Corp., 144A
26,788	2.25%, 2/9/05(d)	26,722,994
	Long Lane Master Trust, 144A
10,130	2.26%, 2/14/05(d)	10,102,142
	Old Line Funding Corp., 144A
30,068	2.35%, 2/1/05(d)	30,007,413
40,117	2.35%, 2/2/05(d)	40,033,557
	Prudential PLC
43,000	2.41%, 2/17/05(d)	42,865,267
	Tulip Funding Corp., 144A
69,000	2.36%, 1/28/05(d)	68,875,800

		218,607,173

Loan Participation 1.9%
	National Rural Utilities
25,000	2.38%, 1/18/05(c)
	(cost $25,000,000, date purchased 12/17/04)	25,000,000

Other Corporate Obligations 30.7%
	American Express Credit Corp., MTN
23,000	2.381%, 1/5/05(b)	23,000,000
	GE Capital Assurance Co.
23,000	2.493%, 1/24/05(b)(c)
	(cost $23,000,000, date purchased 7/21/03)	23,000,000

Prudential Institutional Liquidity Portfolio, Inc.         Institutional Money Market Series

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
	GE Capital Corp.
46,000	2.46%, 1/10/05(b)	46,000,000
	Goldman Sachs Group, Inc., 144A
67,000	2.64%, 3/15/05(b)	67,000,000
	Irish Life Payment PLC, 144A
50,000	2.413%, 1/21/05(b)	49,993,257
	Merrill Lynch & Co., Inc., MTN
1,000	2.69%, 1/3/05(b)	1,000,730
67,500	2.54%, 1/11/05(b)	67,500,000
	MetLife Insurance Co.
10,000	2.24%, 2/1/05(b)(c)
	(cost $10,000,000, date purchased 2/9/04)	10,000,000
	Morgan Stanley, MTN
46,000	2.522%, 1/18/05(b)	46,000,000
	National City Bank Inc., MTN
20,000	2.365%, 1/10/05(b)	20,003,535
	Pacific Life Insurance Co.
11,000	2.62%, 3/16/05(b)(c)
	(cost $11,000,000, date purchased 12/12/03)	11,000,000
	Travelers Insurance Co.
5,000	2.43%, 1/10/05(b)(c)
	(cost $5,000,000, date purchased 7/07/04)	5,000,000
25,000	2.481%, 2/25/05(b)(c)
	(cost $25,000,000, date purchased 2/23/04)	25,000,000
	United of Omaha Life Insurance Co.
10,000	2.558%, 3/7/05(b)(c)
	(cost $10,000,000, date purchased 12/3/03)	10,000,000

		404,497,522

U.S. Government Agency 14.2%
	Federal Home Loan Bank
48,000	1.47%, 2/28/05	48,000,000
48,950	1.265%, 3/15/05	48,949,021
25,000	1.40%, 4/1/05	24,996,819
	Federal National Mortgage Association
40,000	2.288%, 1/18/05(b)	39,994,824
25,000	1.40%, 3/29/05, MTN	25,000,000

		186,940,664

Time Deposit 2.5%
	Branch Banking and Trust
33,301	1.50%, 1/3/05	33,301,000

Shares
Mutual Fund 10.0%
	Dryden Core Investment Fund - Taxable Money Market Series,
131,578,273		131,578,273

Prudential Institutional Liquidity Portfolio, Inc.         Institutional Money Market Series

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Description	Value
Total Investments 99.9% (amortized cost $1,315,187,089)(a)	1,315,187,089
Other assets in excess of liabilities 0.1%	1,486,425

Net Assets 100%	$1,316,673,514

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Federal income tax basis is the same as for financial reporting purposes.

(b)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(c)	Private placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $109,000,000. The aggregate value of $109,000,000 is 8.3% of net assets.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

MTN—Medium Term Note.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Institutional Liquidity Portfolio

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain Secretary of the Fund

Date    February 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date    February 23, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date    February 23, 2005

*	Print the name and title of each signing officer under his or her signature.